Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Raw materials	78,682	64,184
	78,682	64,184

	2023	2022
	US$	US$
Raw materials	64,184	116,721
Finished goods	-	104,430
	64,184	221,151